UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-02351

Name of Fund:    Western Asset Income Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Registrant's telephone number, including area code:    (626) 844-9400

Date of fiscal year end:    December 31, 2006

Date of reporting period:    December 31, 2006

Item 1 – Report to Shareholders

Western Asset Income Fund

Annual Report to Shareholders

December 31, 2006

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Fund Performance

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Average annual returns for Western Asset Income Fund (“Fund”) and two comparative indices for various periods ended December 31, 2006, are presented below:

	Average Annual Total Returns
	One Year	Five Years	Ten Years
Total Fund Investment Return Based on:
Market Value	17.02%	8.85%	9.01%
Net Asset Value	7.38%	8.14%	7.85%
Lehman Credit IndexA	4.26%	5.90%	6.56%
Lipper Corporate Debt Funds BBB Rated AverageB	6.03%	6.60%	6.54%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of the fund will fluctuate so that an investor's shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

In terms of market value, the Fund returned 17.02% for the annual period ending December 31, 2006. The Fund outperformed both its peer group and its benchmark. The Lipper BBB Rated Fund Peer Group returned 6.03% and the Lehman U.S. Credit Index returned 4.26%. Returns were boosted by a reduction of the Fund’s discount to net asset value (“NAV”), issue selection and a bias toward lower-quality credit. As of December 31, 2005, the Fund was priced at a 10.11% discount to NAV. The discount was significantly reduced through the course of the year ending 2006 at a 2.45% discount to NAV. Issue selection had a positive impact on performance as seven of the Fund’s 10 largest holdings outperformed the benchmark. Highlights included Ford, General Motors and El Paso Corp., which returned 21.93%, 28.33% and 12.73%, respectively. The Fund’s overweight to BBB-rated issues and exposure to non investment-grade issues also aided performance.

Interest rates rose across the yield curve this past year, driven by the Federal Reserve’s (“Fed”) tighter-than-expected hold on rates, and a stronger-than-expected economy. Short-term rates rose more than long-term rates, leaving the yield curve inverted out to the 5-year area, but still positively sloped beyond that. The Fed raised its target funds rate by 25 basis points (bps)C at each of its first four meetings, exceeding the market’s expectation in late 2005 that only one or two more tightenings were likely to occur in 2006. Alan Greenspan was replaced by Ben Bernanke as the Fed’s new chairman, but Bernanke gave no indication of any significant shift in Fed policy. Beginning with the August Federal Open Market Committee meeting, the Fed adopted a wait-and-see attitude to judge the extent to which the housing slowdown would impact the rest of the economy. Following a strong first quarter, economic growth decelerated to a moderate pace over the course of the year, and a big drop in energy prices resulted in a substantial decline in headline inflation. Core inflation drifted higher to the 2.5% range. Inflation pressures were reflected in gains in gold and industrial commodity prices, and a decline in the dollar against most major currencies.

A

Lehman Credit Index—This index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate (industrial, utility, and finance) and non-corporate (sovereign, supranational, foreign agency, and foreign local government) sectors.

B

Lipper Corporate Debt Funds BBB Rated Average—Average of the 16 funds comprising the Lipper universe of closed-end funds that invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

C	100 basis points = 1%

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE—Continued

The downturn in housing, coupled with some developing weakness in the manufacturing sector gave rise to the widely held perception that the economy was likely to slow enough to reduce inflation pressures and allow the Fed to adopt an easing posture in 2007. The labor market exhibited modest but steady growth in jobs, and the unemployment rate declined from 4.9% to 4.5%. Credit spreads were tighter on balance, thanks to low default rates and strong profits growth.

Western Asset Management Company

January 23, 2007

Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

	December 31,
	2006	2005
Net Asset Value	$149,406	$147,737
Per Share	$15.91	$15.73
Market Value Per Share	$15.52	$14.14
Net Investment Income	$8,528	$8,217
Per Share	$0.91	$0.88
Dividends Paid:
Ordinary Income	$8,100	$8,169
Per Share	$0.86	$0.87
Long-Term Capital Gains	$726	$1,887
Per Share	$0.08	$0.20

The Fund

Western Asset Income Fund (the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan and Optional Cash Investment Service

The Fund and Computershare Trust Company, N.A. (“Computershare” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, the Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of the Fund unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of the Fund through the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of the Fund stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of the Fund’s stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all other participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

The Fund will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event the Fund determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010—Investor Relations telephone number 1-866-290-4386.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Annual Certifications

In June 2006, the Fund submitted its annual CEO certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the

Annual Report to Shareholders

Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume (Shares)
March 31, 2006	$14.20	$15.55	(8.68)%	8,235
June 30, 2006	$13.56	$15.25	(11.08)%	10,548
September 30, 2006	$14.91	$15.80	(5.63)%	12,263
December 31, 2006	$15.52	$15.91	(2.45)%	12,435

IMPORTANT TAX INFORMATION 2006

The portion of dividends attributable to interest earned on direct obligations of the U.S. government is exempt from state income tax in many states. The percentage of such interest earned by the Fund for each quarter and for the year ended December 31, 2006, is as follows:

First Quarter 2006	Second Quarter 2006	Third Quarter 2006	Fourth Quarter 2006	Year Ended December 31, 2006
1.51%	2.98%	0.47%	0.73%	1.42%

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

December 31, 2006

The pie chart and bar chart above represent the Fund’s assets as of December 31, 2006. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2006

(Amounts in Thousands)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	98.4%

Corporate Bonds and Notes	73.5%

Aerospace and Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$275	$285

Airlines	0.3%
Continental Airlines Inc.		7.256%	3/15/20	218	229
Continental Airlines Inc.		6.545%	8/2/20	176	182

					411

Automobiles	5.0%
DaimlerChrysler NA Holding Corp.		5.833%	9/10/07	1,270	1,273	A
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	245	260
Ford Motor Co.		7.450%	7/16/31	3,550	2,787	B
General Motors Corp.		8.250%	7/15/23	3,450	3,208	B

					7,528

Building Products	0.5%
American Standard Inc.		8.250%	6/1/09	500	528
Nortek Inc.		8.500%	9/1/14	225	220

					748

Capital Markets	3.2%
BankAmerica Capital III		5.944%	1/15/27	215	208	A,B
Lehman Brothers Holdings Inc.		5.000%	1/14/11	1,340	1,328
Lehman Brothers Holdings Inc.		5.750%	1/3/17	110	112
Morgan Stanley		5.050%	1/21/11	1,780	1,769
Morgan Stanley		4.750%	4/1/14	60	57	B
The Bear Stearns Cos. Inc.		5.550%	1/22/17	720	719	B
The Goldman Sachs Group Inc.		6.345%	2/15/34	555	562

					4,755

Chemicals	0.6%
The Dow Chemical Co.		7.375%	11/1/29	800	925

Commercial Banks	2.8%
Comerica Bank		5.750%	11/21/16	360	360
Rabobank Capital Funding Trust II		5.260%	12/31/49	115	112	C,D
Rabobank Capital Funding Trust III		5.254%	12/31/16	1,145	1,104	C,D
RBS Capital Trust III		5.512%	9/29/49	1,460	1,443	D
SunTrust Capital VIII		6.100%	12/1/66	390	379	D
Wachovia Capital Trust III		5.800%	3/15/42	200	202	D

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Commercial Banks—Continued
Wells Fargo Capital X		5.950%	12/15/36	$620	$608

					4,208

Commercial Services and Supplies	0.3%
Waste Management Inc.		7.375%	5/15/29	415	469

Communications Equipment	N.M.
Motorola Inc.		7.625%	11/15/10	56	60

Consumer Finance	5.6%
American Express Co.		6.800%	9/1/66	1,000	1,067	D
Capital One Financial Corp.		7.125%	8/1/08	90	92
Ford Motor Credit Co.		7.375%	10/28/09	4,425	4,435
GMAC LLC		6.125%	8/28/07	1,090	1,090
GMAC LLC		6.311%	11/30/07	110	109
GMAC LLC		5.625%	5/15/09	1,610	1,597

					8,390

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.500%	8/15/13	200	211	B

Diversified Financial Services	9.5%
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880	1,956	C
American Express Travel Related Services Co. Inc.		5.250%	11/21/11	300	300	B,C
American General Finance Corp.		5.750%	9/15/16	310	314	B
Bank of America Corp.		7.800%	9/15/16	250	292
Beaver Valley II Funding		9.000%	6/1/17	300	337
Capital One Bank		5.750%	9/15/10	310	315
Capital One Bank		6.500%	6/13/13	330	348
Chase Capital II		5.871%	2/1/27	725	694	A
Citigroup Inc.		6.125%	8/25/36	550	573
Deutsche Bank Capital Funding Trust		5.628%	1/19/49	670	658	B,C,D
HSBC Finance Capital Trust IX		5.911%	11/30/35	1,350	1,357	D
HSBC Finance Corp.		5.700%	6/1/11	1,730	1,760	B
ILFC E-Capital Trust II		6.250%	12/21/65	790	802	B,C,D
JPM Capital Trust II		7.950%	2/1/27	150	156	B
Mizuho Preferred Capital Co. LLC		8.790%	12/29/49	110	115	C,D
Residential Capital Corp.		6.000%	2/22/11	1,630	1,627

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
UBS Preferred Funding Trust V		6.243%	5/12/49	$1,120	$1,160	B,D
ZFS Finance USA Trust II		6.450%	12/15/65	1,440	1,469	C,D

					14,233

Diversified Telecommunication Services	6.5%
AT&T Corp.		8.000%	11/15/31	440	546
BellSouth Corp.		4.750%	11/15/12	320	309	B
Embarq Corp.		7.082%	6/1/16	540	550
Qwest Capital Funding Inc.		7.250%	2/15/11	1,150	1,174	B
Qwest Communications International Inc.		7.500%	2/15/14	850	875
Qwest Corp.		6.875%	9/15/33	1,000	955	B
TCI Communications Financing III		9.650%	3/31/27	3,000	3,165
Verizon Global Funding Corp.		5.850%	9/15/35	570	546
Verizon New York Inc.		6.875%	4/1/12	1,540	1,597	B

					9,717

Electric Utilities	5.7%
Exelon Corp.		6.750%	5/1/11	1,050	1,097	B
FirstEnergy Corp.		6.450%	11/15/11	60	62
FirstEnergy Corp.		7.375%	11/15/31	710	809
Pacific Gas and Electric Co.		6.050%	3/1/34	900	908
PNPP II Funding Corporation		9.120%	5/30/16	2,361	2,662	B
Sithe/Independence Funding Corp.		9.000%	12/30/13	1,500	1,635
Tampa Electric Co.		6.375%	8/15/12	145	151
The Cleveland Electric Illuminating Co.		5.650%	12/15/13	300	299
TXU Energy Co.		6.125%	3/15/08	500	503
TXU Energy Co.		7.000%	3/15/13	370	387

					8,513

Food and Staples Retailing	0.6%
CVS Corp.		5.750%	8/15/11	290	293
Safeway Inc.		7.500%	9/15/09	500	525

					818

Food Products	0.4%
Kraft Foods Inc.		6.250%	6/1/12	500	519

Health Care Equipment and Supplies	0.4%
Baxter International Inc.		5.900%	9/1/16	520	534

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Health Care Providers and Services	4.2%
Aetna Inc.		5.750%	6/15/11	$540	$548
Cardinal Health Inc.		5.800%	10/15/16	410	409	C
Coventry Health Care Inc.		5.875%	1/15/12	400	395
HCA Inc.		7.875%	2/1/11	250	251
HCA Inc.		6.300%	10/1/12	180	165	B
HCA Inc.		6.250%	2/15/13	930	823
HCA Inc.		5.750%	3/15/14	65	54
HCA Inc.		9.125%	11/15/14	400	427	C
HCA Inc.		9.250%	11/15/16	500	536	C
Humana Inc.		6.450%	6/1/16	220	226
Quest Diagnostics Inc.		5.125%	11/1/10	290	285
Tenet Healthcare Corp.		6.375%	12/1/11	1,465	1,340	B
Tenet Healthcare Corp.		6.875%	11/15/31	250	201
Universal Health Services Inc.		7.125%	6/30/16	520	543

					6,203

Hotels, Restaurants and Leisure	1.2%
Caesars Entertainment Inc.		8.125%	5/15/11	250	262
Domino’s Inc.		8.250%	7/1/11	200	207
Harrah’s Operating Co. Inc.		5.500%	7/1/10	470	461
Harrah’s Operating Co. Inc.		5.750%	10/1/17	480	402
Hilton Hotels Corp.		7.625%	12/1/12	450	477

					1,809

Household Durables	0.6%
DR Horton Inc.		5.250%	2/15/15	410	383
Pulte Homes Inc.		6.250%	2/15/13	145	147
The Black and Decker Corp.		5.750%	11/15/16	290	287

					817

Independent Power Producers and Energy Traders	1.7%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300	1,300	B
Dynegy Holdings Inc.		8.750%	2/15/12	735	779
The AES Corp.		9.500%	6/1/09	39	42
TXU Corp.		6.550%	11/15/34	520	486

					2,607

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Insurance	1.8%
American International Group Inc.		5.050%	10/1/15	$180	$175	B
ASIF Global Financing XIX		4.900%	1/17/13	30	29	C
Liberty Mutual Group		5.750%	3/15/14	270	269	C
Liberty Mutual Group		7.500%	8/15/36	330	361	C
MetLife Inc.		6.400%	12/15/36	740	743	D
Prudential Financial Inc.		5.700%	12/14/36	340	331
The St. Paul Travelers Cos. Inc.		6.250%	6/20/16	310	326
Willis North America Inc.		5.125%	7/15/10	280	273
Willis North America Inc.		5.625%	7/15/15	230	220

					2,727

IT Services	0.7%
Electronic Data Systems Corp.		7.125%	10/15/09	600	625	B
Electronic Data Systems Corp.		7.450%	10/15/29	420	460	B

					1,085

Leisure Equipment and Products	0.2%
Eastman Kodak Co.		7.250%	11/15/13	345	343

Media	4.4%
AMFM Inc.		8.000%	11/1/08	210	218
Clear Channel Communications Inc.		5.500%	9/15/14	365	308
Comcast Cable Holdings LLC		9.800%	2/1/12	375	442	B
Comcast Corp.		7.050%	3/15/33	160	171
Comcast Corp.		6.450%	3/15/37	380	380
COX Communications Inc.		4.625%	1/15/10	510	499
Liberty Media LLC		7.875%	7/15/09	750	782
Liberty Media LLC		8.500%	7/15/29	130	131
Liberty Media LLC		8.250%	2/1/30	65	64	B
News America Inc.		6.550%	3/15/33	545	548
News America Inc.		6.200%	12/15/34	35	34
TCI Communications Inc.		8.750%	8/1/15	160	189
The Reader’s Digest Association Inc.		6.500%	3/1/11	300	308
Time Warner Entertainment Co. LP		8.375%	7/15/33	530	641
Time Warner Inc.		9.125%	1/15/13	240	280
Time Warner Inc.		7.700%	5/1/32	595	671
Viacom Inc.		5.750%	4/30/11	350	350
Viacom Inc.		5.625%	8/15/12	520	513	B

					6,529

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Multi-Utilities	2.1%
Centerpoint Energy Inc.		6.850%	6/1/15	$1,150	$1,217	B
Dominion Resources Inc.		5.150%	7/15/	560	543	B
DTE Energy Co.		6.375%	4/15/33	330	339	B
Sempra Energy		5.845%	5/21/08	635	635	A
Xcel Energy Inc.		7.000%	12/1/10	350	369	B

					3,103

Multiline Retail	0.4%
May Department Stores Co.		5.750%	7/15/14	400	391	B
May Department Stores Co.		6.700%	7/15/34	180	178

					569

Oil, Gas and Consumable Fuels	8.5%
Anadarko Petroleum Corp.		5.950%	9/15/16	320	321
Conoco Inc.		6.950%	4/15/29	540	613
ConocoPhillips		4.750%	10/15/12	200	195	B
Devon Financing Corp. ULC		7.875%	9/30/31	350	421
Duke Capital LLC		6.250%	2/15/13	1,200	1,236	B
El Paso Corp.		7.800%	8/1/31	2,000	2,185	B
Hess Corp.		7.875%	10/1/29	1,450	1,693
Kerr-McGee Corp.		6.950%	7/1/24	170	181
Kerr-McGee Corp.		7.875%	9/15/31	1,315	1,569
Kinder Morgan Energy Partners LP		7.125%	3/15/12	530	563
Occidental Petroleum Corp.		6.750%	1/15/12	500	530	B
Peabody Energy Corp.		6.875%	3/15/13	285	292
Pemex Project Funding Master Trust		6.625%	6/15/35	1,150	1,176
The Williams Cos. Inc.		7.500%	1/15/31	102	106
The Williams Cos. Inc.		8.750%	3/15/32	1,250	1,413
Valero Energy Corp.		6.875%	4/15/12	215	227

					12,721

Paper and Forest Products	0.8%
Georgia-Pacific Corp.		9.500%	12/1/11	325	356
Georgia-Pacific Corp.		7.375%	12/1/25	250	244
Weyerhaeuser Co.		6.750%	3/15/12	635	666

					1,266

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Pharmaceuticals	0.5%
Wyeth		6.950%	3/15/11	$680	$722	B,E

Real Estate Investment Trusts	0.4%
Health Care REIT Inc.		5.875%	5/15/15	130	129
iStar Financial Inc.		5.950%	10/15/13	440	442	C

					571

Real Estate Management and Development	0.2%
Forest City Enterprises Inc.		7.625%	6/1/15	225	230
Socgen Real Estate Co. LLC		7.640%	12/29/49	80	81	C,D

					311

Thrifts and Mortgage Finance	0.5%
BB&T Capital Trust II		6.750%	6/7/36	640	699

Tobacco	1.4%
Altria Group Inc.		7.000%	11/4/13	305	332
Altria Group Inc.		7.750%	1/15/27	340	412
Reynolds American Inc.		7.250%	6/1/12	1,360	1,418	B

					2,162

Wireless Telecommunication Services	2.2%
New Cingular Wireless Services Inc.		7.500%	5/1/07	350	352	B
New Cingular Wireless Services Inc.		8.125%	5/1/12	155	175
New Cingular Wireless Services Inc.		8.750%	3/1/31	475	617
Nextel Communications Inc.		5.950%	3/15/14	88	86
Nextel Communications Inc.		7.375%	8/1/15	285	292
Sprint Capital Corp.		8.750%	3/15/32	1,140	1,372
Sprint Nextel Corp.		6.000%	12/1/16	360	351

					3,245

Total Corporate Bonds and Notes (Cost—$105,983)					109,813
U.S. Government and Agency Obligations	1.3%

Fixed Rate Securities	1.3%
United States Treasury Bonds		4.500%	2/15/36	720	685	B
United States Treasury Notes		4.500%	9/30/11	630	624	B

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.625%	10/31/11	$250	$249	B
United States Treasury Notes		3.625%	5/15/13	350	330	B
United States Treasury Notes		4.625%	11/15/16	50	50	B

Total U.S. Government and Agency Obligations (Cost—$1,953)					1,938
U.S. Government Agency Mortgage-Backed Securities	N.M.

Fixed Rate Securities	N.M.
Freddie Mac		10.250%	5/1/09	9	9

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$8)					9
Yankee BondsF	23.6%

Aerospace and Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	435	456	C

Beverages	0.3%
Molson Coors Capital Finance		4.850%	9/22/10	480	470

Commercial Banks	8.1%
AES El Salvador Trust		6.750%	2/1/16	750	746	C
Banco Mercantil del Norte SA		6.135%	10/13/16	750	750	C,D
Corp. Andina de Fomento		5.730%	1/26/07	470	470	A
Glitnir Banki Hf		6.330%	7/28/11	400	411	C
Glitnir Banki Hf		6.693%	6/15/16	680	702	C,D
Glitnir Banki Hf		7.451%	12/14/49	210	221	C,D
HBOS Capital Funding LP		6.071%	6/30/49	560	568	C,D
HBOS Treasury Services PLC		4.000%	9/15/09	420	407	C
Kaupthing Bank Hf		6.062%	4/12/11	540	544	A,C
Kaupthing Bank Hf		5.750%	10/4/11	480	480	B,C
Kaupthing Bank Hf		7.125%	5/19/16	1,250	1,326	C
Mizuho Financial Group		5.790%	4/15/14	1,100	1,106	C
Resona Preferred Global Securities		7.191%	12/29/49	1,035	1,080	C,D
RSHB Capital SA		7.175%	5/16/13	1,340	1,412	C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,100	1,099	C,D
Sumitomo Mitsui Banking Corp.		5.625%	12/31/49	270	264	C,D
VTB Capital SA for Vneshtorgbank		5.970%	8/1/08	560	560	A,C

					12,146

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued
Diversified Financial Services	1.4%
Aiful Corp.		5.000%	8/10/10	$995	$965	C
SMFG Preferred Capital		6.078%	1/29/49	380	374	C,D
TNK-BP Finance SA		7.500%	7/18/16	360	383	C
UFJ Finance Aruba AEC		6.750%	7/15/13	355	379

					2,101

Diversified Telecommunication Services	2.8%
British Telecommunications PLC		9.125%	12/15/30	330	451	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	160	158	B
Deutsche Telekom International Finance BV		8.250%	6/15/30	500	615
France Telecom SA		8.500%	3/1/31	560	735
Koninklijke (Royal) KPN NV		8.375%	10/1/30	240	275
Tele Norte Leste Participacoes SA		8.000%	12/18/13	410	436
Telecom Italia Capital		7.200%	7/18/36	770	804
Telefonica Emisiones, S.A.U.		7.045%	6/20/36	600	637

					4,111

Electric Utilities	0.6%
Enersis SA		7.375%	1/15/14	317	341
Enersis SA/Cayman Island		7.400%	12/1/16	452	497

					838

Foreign Government Obligations	3.2%
Federative Republic of Brazil		7.125%	1/20/37	120	129	B
Federative Republic of Brazil		11.000%	8/17/40	340	450
Quebec Province		7.970%	7/22/36	650	891	D
Republic of Colombia		7.375%	9/18/37	100	107	B
Republic of Panama		7.125%	1/29/26	150	162	B
Republic of Panama		9.375%	4/1/29	23	31
Republic of Panama		6.700%	1/26/36	141	146	B
Russian Federation		5.000%	3/31/30	750	847	C,D
United Mexican States		11.500%	5/15/26	120	194
United Mexican States		8.300%	8/15/31	340	435	B
United Mexican States		7.500%	4/8/33	1,183	1,396

					4,788

Industrial Conglomerates	1.0%
Tyco International Group SA		6.375%	10/15/11	1,450	1,517

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued

Insurance	0.7%
Axa		8.600%	12/15/30	$550		$713
XL Capital Ltd.		5.250%	9/15/14	250		245

						958

Media	0.2%
British Sky Broadcasting Group PLC		6.875%	2/23/09	330		340

Metals and Mining	0.4%
Vale Overseas Ltd.		6.250%	1/23/17	563		566

Oil, Gas and Consumable Fuels	4.4%
Conoco Funding Co.		6.350%	10/15/11	470		491
Gazprom		9.625%	3/1/13	20		24	C
Gazprom		9.625%	3/1/13	50		60	C
Gazprom Capital		6.212%	11/22/16	450		453	C
Petrobras International Finance Co.		6.125%	10/6/16	825		833
Petroliam Nasional Bhd		7.625%	10/15/26	1,260		1,543	C
Petrozuata Finance Inc.		8.220%	4/1/17	3,205		3,197	C

						6,601

Wireless Telecommunication Services	0.2%
Rogers Wireless Inc.		6.375%	3/1/14	300		304

Total Yankee Bonds (Cost—$32,931)						35,196
Common Stocks and Equity Interests	N.M.
Dynegy Inc.				—	G	—	H,I

Total Common Stocks and Equity Interests (Cost—$—)H						—	H
Total Long-Term Securities (Cost—$140,875)						146,956

Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES	VALUE
Investment of Collateral From Securities Lending	18.0%
State Street Navigator Securities Lending Prime Portfolio		26,946 shs	$26,946

Total Investment of Collateral From Securities Lending (Cost—$26,946)			26,946
Total Investments (Cost—$167,821)	116.4%		173,902
Obligation to Return Collateral For Securities Loaned	(18.0)%		(26,946)
Other Assets Less Liabilities	1.6%		2,450

Net Assets	100.0%		$149,406

N.M. Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2006.

B	All or a portion of this security is on loan.
C

Rule 144A Security – A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 19.8% of net assets.

D

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	The coupon rates shown on variable rate securities are the rates at December 31, 2006.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by a foreign entity.
G	Amount represents less than 0.05
H	Amount represents less than 1.
I	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

(Amounts in Thousands)

Western Asset Income Fund

Assets:
Investment securities at market value (Cost—$167,821)A		$173,902
Cash		272
Interest receivable		2,522
Other assets		14

Total assets		176,710

Liabilities:
Obligation to return collateral for securities loaned	$26,946
Accrued management fees	63
Accrued expenses	295

Total liabilities		27,304

Net Assets Applicable to Common Shareholders		$149,406

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000 shares; 9,389 issued and outstanding shares		$94
Additional paid-in capital		141,896
Undistributed net investment income		649
Undistributed net realized gain on investments		686
Unrealized appreciation/(depreciation) of investments		6,081

Net Assets Applicable to Outstanding Common Stock		$149,406

Net asset value per share ($149,406÷9,389 common shares issued and outstanding)		$15.91

A	Market value of securities on loan is $26,400.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands)

Western Asset Income Fund

	FOR THE YEAR ENDED DECEMBER 31, 2006
Investment Income:
Interest		$9,734

Expenses:
Management fees	$768
Audit and legal fees	157
Custodian fees	58
Directors’ fees and expenses	19
Registration fees	24
Reports to shareholders	79
Taxes, other than federal income taxes	38
Transfer agent and shareholder servicing expense	38
Other expenses	50

Total expenses	1,231
Less: Fees waived	(24)
Compensating balance credits	(1)

Net expenses		1,206

Net Investment Income		8,528

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	763
Change in unrealized appreciation/(depreciation) of investments	1,204

Net Realized and Unrealized Gain on Investments		1,967

Change in Net Assets Resulting From Operations		$10,495

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset Income Fund

	FOR THE YEARS ENDED DECEMBER 31,
	2006	2005
Change in Net Assets:
Net investment income	$8,528	$8,217
Net realized gain on investments	763	907
Change in unrealized appreciation/(depreciation) of investments	1,204	(4,620)

Change in Net Assets Resulting from Operations	10,495	4,504

Distributions to Shareholders from:
Net investment income	(8,100)	(8,169)
Net realized gain on investments	(726)	(1,887)

Increase/(decrease) in net assets applicable to common shareholders	1,669	(5,552)

Net Assets:
Beginning of year	147,737	153,289

End of year	$149,406	$147,737

Undistributed net investment income	$649	$223

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	YEAR ENDED DECEMBER 31,
	2006		2005	2004	2003	2002
Net asset value, beginning of year	$15.73		$16.33	$16.52	$15.04	$15.12

Investment operations:
Net investment income	.91	A	.88	.94	.92	1.00
Net realized and unrealized gain/(loss)	.21		(.41)	.32	1.54	(.08)

Total from investment operations	1.12		.47	1.26	2.46	.92

Distributions from:
Net investment income	(.86)		(.87)	(.93)	(.98)	(1.00)
Net realized gain on investments	(.08)		(.20)	(.52)	—	—

Total distributions	(.94)		(1.07)	(1.45)	(.98)	(1.00)

Net asset value, end of year	$15.91		$15.73	$16.33	$16.52	$15.04

Market value per share, end of year	$15.52		$14.14	$15.44	$15.35	$14.35

Total return:
Based on net asset value per share	7.38%		3.00%	8.50%	17.13%	6.35%
Based on market value per share	17.02%		(1.49)%	10.41%	14.07%	5.38%

Ratios to Average Net Assets:B
Total expenses	.84%		.81%	.78%	.95%	.81%
Expenses net of waivers, if any	.82%		.79%	.76%	.94%	.80%
Expenses net of all reductions	.82%		.79%	.76%	.94%	.80%
Net investment income	5.81%		5.48%	5.71%	5.78%	6.75%

Supplemental Data:
Portfolio turnover rate	51%		80%	81%	47%	43%
Net assets, end of year (in thousands)	$149,406		$147,737	$153,289	$155,139	$141,238

A	Computed using average daily shares outstanding.
B

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but not of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Significant Accounting Policies:

Western Asset Income Fund (“Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of securities other than short-term and U.S. government securities for the year ended December 31, 2006, aggregated $59,613 and $52,357, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2006, were $15,010 and $21,842, respectively.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on foreign currency transactions.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Annual Report to Shareholders

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the years ended December 31, 2006 and 2005, were characterized as follows for tax purposes:

	2006	2005
Ordinary income	$8,100	$8,742
Long-term capital gains	726	1,314

Total distributions	$8,826	$10,056

Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the year ended December 31, 2006, there were no such realized capital losses.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The tax basis components of net assets at December 31, 2006, were:

Unrealized appreciation	$7,066
Unrealized depreciation	(966)

Net unrealized appreciation/(depreciation)	6,100
Undistributed ordinary income	719
Undistributed long-term capital gains	597
Paid-in capital	141,990

Net assets	$149,406

The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of wash sale losses and tax treatment of market discount on certain debt instruments.

At December 31, 2006, the cost of investments for federal income tax purposes was $167,803.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2006, the Fund has no capital loss carryforwards.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2006, the Fund recorded the following permanent reclassifications, which relate primarily to the reclassification of paydown transactions. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$(2)
Accumulated net realized gain/(loss)	2

3. Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At December 31, 2006, there were no open forward foreign currency exchange contracts.

4. Common Shares (share amounts not in thousands)

Of the 9,389,431 shares of common stock outstanding at December 31, 2006, the Adviser owns 213,100 shares.

5. Securities Lending:

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

Annual Report to Shareholders

6. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000 and 0.40% of such net assets in excess of $60,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser has contractually agreed to reimburse the Fund for any excess. No expense reimbursement is due for the year ended December 31, 2006.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (“Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3, an annual rate of $36.

7. Director Compensation (amounts are not in thousands):

Effective February 2006, each Director of the Fund who is not an “interested person” (as defined in the 1940 Act) of the Fund, Western Asset or WAML receives an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets. Mr. Olson receives from Western Asset an aggregate fee of $60,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund, as well as a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting.

8. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 will not have a material impact on the Fund’s financial statements. FIN 48 is effective for fiscal periods beginning after June 1, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Directors of Western Asset Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Western Asset Income Fund (the “Fund”) at December 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007

Annual Report to Shareholders

DIRECTORS AND OFFICERS

The Directors and officers of the Fund, their year of birth and a description of their principal occupations during the past five years are listed below. Except as shown, each Director’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91101.

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Director(3)	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Independent Directors(1)
Ronald J. Arnault 1943	Director	Served since 1997	15	None	Retired.
Anita L. DeFrantz 1952	Director	Served since 1998	15	OBN Holdings, Inc.	President, since 1987, and Director, since 1990, Amateur Athletic Foundation of Los Angeles. President and Director, Kids in Sports, since 1994. Member International Olympic Committee, since 1986.
William E.B. Siart 1946	Director and Chairman of the Directors	Served since 1997	15	None	Chairman, Walt Disney Concert Hall, Inc., since 1998. Chairman, Excellent Education Development, since 2000.
Louis A. Simpson 1936	Director	Served since 1994	15	VeriSign, Inc. and SAIC, Inc.	President and Chief Executive Officer, Capital Operations GEICO Corporation, since 1993.
Jaynie Miller Studenmund 1954	Director	Served since 2004	15	aQuantive Inc.	Chief Operating Officer, Overture Services, Inc., 2001-2004; President and Chief Operating Officer, Paymybills.com, 2000-2001.
Interested Directors
Ronald L. Olson(4) 1941	Director	Served since 2005	15	Edison International, City National Corporation (financial services company), The Washington Post Company and Berkshire Hathaway, Inc.	Senior Partner, Munger, Tolles & Olson, LLP (a law partnership), since 1968.
R. Jay Gerken(5) 1951	Director	Served since 2006	177	None	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”), Chairman of the Board, Trustee, or Director of 163 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason or its affiliates; Formerly, Chairman of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (from 2002 to 2005); Formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005).

Annual Report to Shareholders

DIRECTORS AND OFFICERS—Continued

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Director(3)	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Officers:
James W. Hirschmann III 1960	President	Served since 1999	N/A	N/A

President, Legg Mason, Inc. (2006-present); Director (1999-present), and President and CEO (1999-2006), Western Asset; Director, WAML (1999-present); President, Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).

D. Daniel Fleet 1957	Vice President	Served since 2006	N/A	N/A	President of Western Asset (2006-present); Vice President of Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Director of Risk Management of Western Asset (1999-2006).
S. Kenneth Leech 1954	Vice President	Served since 1998	N/A	N/A	Chief Investment Officer, Western Asset, 1998 to present; Vice President, Western Asset Funds, Inc., 1990 to present and Western Asset Premier Bond Fund, 2001 to present.
Stephen A. Walsh 1950	Vice President	Served since 1999	N/A	N/A	Deputy Chief Investment Officer, Western Asset Management Company, 2000 to present; Vice President, Western Asset Funds, Inc., 1994 to present.
Lisa G. Mrozek 1962	Secretary	Served since 1999	N/A	N/A	Senior Compliance Officer, Western Asset, 1999 to present; Secretary, Western Asset Funds, Inc., 1999 to present and Western Asset Premier Bond Fund, 2001 to present.
Marie K. Karpinski 1949 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Served since 2001	N/A	N/A

Vice President, Legg Mason & Co., LLC (2005-present); Vice President, Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Treasurer (1986-2006) and Chief Financial Officer (2006-present) of all Legg Mason open-end investment companies; Treasurer and Principal Financial and Accounting Officer of Western Asset Premier Bond Fund (2001-2006 and 2001-present, respectively), Western Asset Funds, Inc. (1999-2006 and 1990-present, respectively), Western Asset/Caymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Treasurer of the Corporation (2001-2006).

Annual Report to Shareholders

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Director(3)	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Amy M. Olmert 1963 100 Light Street Baltimore, MD 21202	Chief Compliance Officer	Served since 2004	N/A	N/A	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Vice President and Chief Compliance Officer of all Legg Mason open-end investment companies, 2004 to present. Formerly: Managing Director, Deutsche Asset Management (2003-2004) and Director (2000-2003).
Erin K. Morris 1966 100 Light Street Baltimore, MD 21202	Treasurer	Served since 2001	N/A	N/A	Assistant Vice President and Manager, Funds Accounting, Legg Mason & Co., LLC (2005-present); Assistant Vice President (2002-2005) and Manager, Funds Accounting (2000-2005), of Legg Mason Wood Walker, Incorporated; Treasurer (2006-present) of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund; Assistant Treasurer of the Western Asset Funds, Inc. (2001-2006), the Corporation (2001-2006), Western Asset Premier Bond Fund (2001-2006), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present), Legg Mason Income Trust, Inc. (2001-2006) and Legg Mason Tax-Free Income Fund (2001-2006).
(1)

On February 13, 2007, the Board of Directors elected Avedick B. Poladian as an independent Director of the Fund. Mr. Poladian is currently Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Lowe Enterprises, Inc., which invests in, develops and manages real estate and hospitality assets. Mr. Poladian also serves on the Board of Directors of California Pizza Kitchen, Inc. He was previously a senior partner in the public accounting firm of Arthur Andersen LLP.

(2)

Each of the Directors of the Fund holds office until the next annual meeting of shareholders at which Directors are elected as required by applicable law or the rules of any exchange on which the Fund’s shares are listed and until his or her respective successor is elected and qualified, or until he or she sooner dies, resigns, retires, or is disqualified or removed from office. Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.

(3)

Each Director also serves as a Trustee of Western Asset Premier Bond Fund (closed-end investment company) and as a Director of Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.

(4)

Mr. Olson is considered to be an “interested person” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund because his law firm provides legal services to the Fund’s investment adviser, Western Asset Management Company.

(5)	Mr. Gerken is considered to be an “interested person” (as defined above) because he is employed by Legg Mason & Co.

Annual Report to Shareholders

BOARD CONSIDERATION OF THE ADVISORY AND SUBADVISORY AGREEMENTS

The Executive and Contracts Committee of the Board of Directors considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company (“Western Asset”) and the Investment Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) between Western Asset Management Company and Western Asset Management Company Limited (“WAML”) with respect to the Fund at meetings held on September 19, 2006, October 12, 2006 and October 27, 2006. At a meeting held on November 14, 2006, the Executive and Contracts Committee reported to the full Board of Directors its considerations with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel; reviewed a variety of information prepared by the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Directors; and reviewed performance and expense information for peer groups of comparable funds, selected and prepared by Lipper. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, such as information on differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel.

As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including the Advisers’ business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable unleveraged funds in peer groups investing primarily in corporate debt. The Directors discussed the factors involved in the Fund’s performance relative to the performance of its peer groups. In that connection, the Directors noted that the performance of the Fund during the periods reviewed was above the average of each peer group.

The Directors also gave substantial consideration to the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Directors observed that although the management fee paid by the Fund to Western Asset was above the average of the funds in its Lipper peer group, the Fund’s performance was also above the average of this peer group, and that Western Asset was responsible for payment of the management fee to WAML. They noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Advisers with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. In light of these differences, the Directors concluded that the differences in management fees from those paid by the Advisers’ other clients were reasonable. The Directors also noted that the Fund’s total expenses were above the average of the funds in its Lipper peer group, and that the difference tended to be attributable to the fees of the Fund’s service providers other than the Advisers. Management indicated that efforts had been made to reduce these expenses, that in certain cases the expenses reflected non-recurring activities.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment adviser; and the affiliation between the Advisers and Legg Mason Fund Adviser, Inc., the Fund’s administrator. In that connection, the Directors concluded that the Advisers’ profitability was consistent with levels of profitability that had been determined by courts not to be excessive.

Annual Report to Shareholders

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that, because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who are independent of the Advisers within the meaning of the SEC rules regarding the independence of counsel. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Annual Report to Shareholders

PRIVACY POLICY

The Fund is committed to keeping nonpublic personal information secure and confidential. This notice is intended to help a shareholder understand how the Fund fulfills this commitment.

From time to time, the Fund, through its Service Provider, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Fund, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Fund does not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Fund may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Fund, such as printing and mailing, or to other financial institutions with which the Fund has joint marketing agreements are required to protect the confidentiality of shareholders information and to use it only to perform the services for which the companies are hired.

The Fund, through its Service Provider, maintains physical, electronic, and procedural safeguards to protect shareholder non-public personal information Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Fund will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Income Fund

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

D. Daniel Fleet, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Western Asset Income Fund

P.O. Box 983

Pasadena, California 91105

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-AR-06

Item 2 – Code of Ethics

(a)	Western Asset Income Fund (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Directors is comprised solely of Directors who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Directors of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Directors in absence of such designation or identification

Item 4 – Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2005—$32,200

Fiscal Year Ended December 31, 2006—$33,800

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2005—$2,500

Fiscal Year Ended December 31, 2006—$2,600

Services include interim audit security pricing.

PricewaterhouseCoopers LLP billed fees in the amount of $127,460 and $145,000 for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s fiscal years ended December 31, 2005 and December 31, 2006, respectively.

During each of the years ended December 31, 2005 and December 31, 2006, PricewaterhouseCoopers LLP conducted a SAS 70 audit to review and test operating effectiveness of controls placed in operation for Western Asset Management Company. During the year ended December 31, 2006, PricewaterhouseCoopers LLP reviewed the Australian Superannuation Circular.

(c)	Tax Fees

Fiscal Year Ended December 31, 2005—$1,050

Fiscal Year Ended December 31, 2006—$1,100

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c).

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be preapproved by the full Audit Committee and, therefore, has not adopted preapproval policies and procedures.

(2) None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2005—$202,047

Fiscal Year Ended December 31, 2006—$348,454

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not preapproved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders filed under Item 1 hereto.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its investment advisers, Western Asset Management Company and Western Asset Management Company Limited (together, the “Advisers”). The Proxy Voting Policies and Procedures of the Advisers are attached as an exhibit to this Form N-CSR.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

As of (date of filing), 2007, a team of investment professionals at the Advisers, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Manager Jeffrey D. Van Schaick, manages the Western Asset Income Fund (the “Fund”).

Messrs. Leech, Walsh and Van Schaick have each served as portfolio managers for the Advisers for over five years.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Messrs. Leech, Walsh and Van Schaick serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests.

Other Accounts

As of December 31, 2006, in addition to the Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

S. Kenneth Leech:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	135	$101,777,319,224	0	0
Other pooled investment vehicles	119	$125,569,214,102	0	0
Other accounts	953	$274,000,744,331	96	$31,138,791,430

Jeffrey D. Van Schaick:

Registered Investment Companies	4	$1,543,749,688	0	0
Other pooled investment vehicles	—	$—	0	0
Other accounts	19	$3,413,503,347	3	$683,369,240

Stephen A. Walsh:

Registered Investment Companies	135	$101,777,319,224	0	0
Other pooled investment vehicles	119	$125,569,214,102	0	0
Other accounts	953	$274,000,744,331	96	$31,138,791,430

Note: With respect to Mr. Leech and Mr. Walsh, the numbers above reflect the overall number of portfolios managed by the Advisers. Mr. Leech and Mr. Walsh are involved in the management of all the Advisers’ portfolios, but they are not solely responsible for particular portfolios. The Advisers’ investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Advisers’ overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Potential Conflicts of Interest (as of December 31, 2006)

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Fund’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Fund’s trades.

It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Fund because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Fund, the Advisers determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or the other account(s) involved. Additionally, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of the Fund. For example, a portfolio manager could short sell a security for an account immediately prior to the Fund’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sells) with long- only accounts (which includes the Fund) for timing and pattern related issues. Trading decisions for alternative investment and long-only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether an

Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long-only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Compensation of Portfolio Managers (as of December 31, 2006)

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Advisers, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Advisers’ business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Fund Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2006:

Portfolio Manager	Dollar Range of Fund Securities Beneficially Owned
S. Kenneth Leech	$100,001 - $500,000
Jeffrey D. Van Schaick	None
Stephen A. Walsh	None

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)	(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)	(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures pursuant to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund
Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund
Date:	March 1, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date:	February 28, 2007